Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The change in the carrying amount of goodwill for the years ended December 31, 2023 and 2022 is as follows:

	December 31, 2023	December 31, 2022
	(in thousands)
Opening goodwill	$8,971,670	$9,037,931
Current year acquisitions (note 6)	36,750	—
Prior period acquisition (note 6)	—	(35,692)
Foreign exchange movement	13,655	(30,569)
Closing goodwill	$9,022,075	$8,971,670